Reserves (Tables)	12 Months Ended
Jun. 30, 2023
Reserves [Abstract]
Reserves
	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Foreign currency translation reserve	(34,655)	(21,014)
Share-based payments reserve (note 31)	28,435	14,200

	(6,220)	(6,814)